ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
SCHEDULE OF UNAUDITED PRO FORMA FINANCIAL INFORMATION
	Year Ended December 31,	Year Ended December 31,
	2020	2019
	(unaudited)	(unaudited)
Net revenue	$9,770,540	$9,165,445
Net loss	$(3,260,470)	$(1,317,563)

Technologyville, Inc., [Member]
Business Acquisition [Line Items]
SCHEDULE OF FAIR VALUES OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and the liabilities assumed as of the transaction date:

Consideration paid	$1,356,908

Tangible assets acquired:
Cash	65,037
Accounts receivable	80,289
Vehicle	58,693
Total tangible assets	204,019

Intangible assets acquired:
Tradename - Trademarks	330,300
IP/Technology	224,000
Customer Base	164,000
Non-Competes	32,800
Total intangible assets	751,100

Assumed liabilities:
Line of credit	33,705
Accrued expenses	117,742
Loan payable	50,896
Other liabilities	1,128
Total assumed liabilities	203,471

Net assets acquired	751,648

Goodwill (a.)(b.)	$605,260

a.	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.

b.	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and Techville are both cybersecurity service providers. The acquisition of Techville provided Cerberus potential sales synergies resulting from Cerberus’ access to Techville’s current client-base to offer additional services.

Clear skies security llc. [Member]
Business Acquisition [Line Items]
SCHEDULE OF FAIR VALUES OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and the liabilities assumed as of the transaction date:

Consideration paid	$932,000

Tangible assets acquired:
Cash	189,143
Accounts receivable	189,150
Total tangible assets	378,293

Intangible assets acquired:
Tradename - Trademarks	175,000
IP/Technology	175,000
Non-Competes	20,300
Total intangible assets	370,300

Assumed liabilities:
Accounts payable	21,340
Loan payable	134,200
Member distributions	297,451
Total assumed liabilities	452,991

Net assets acquired	295,602

Goodwill (a.)(b.)	$636,398

a.	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.

b.	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and Clear Skies are both cybersecurity service providers. The acquisition of Clear Skies provided Cerberus potential sales synergies resulting from Cerberus’ access to Clear Skies’ current client-base to offer additional services.

Alpine Security LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF FAIR VALUES OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarizes the allocation of the purchase price to the fair values of the assets acquired and the liabilities assumed as of the transaction date:

Consideration paid	$1,845,000

Tangible assets acquired:
Cash	31,366
Accounts receivable	98,168
Property and equipment	24,503
Total tangible assets	154,037

Assumed liabilities:
Loans payable	151,051
Accrued expenses	95,118
Total assumed liabilities	246,169

Net liabilities assumed	(92,132)

Goodwill (a.)(b.)	$1,937,132

a.	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.

b.	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and Alpine are both cybersecurity service providers. The acquisition of Alpine provided Cerberus potential sales synergies resulting from Cerberus’ access to Alpine’s current client-base to offer additional services. These items will be assigned a fair value upon the completion of the third-party valuation and are expected to change significantly.

VelocIT [Member]
Business Acquisition [Line Items]
SCHEDULE OF FAIR VALUES OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

Consideration paid	$15,400,668

Tangible assets acquired:
Cash	662,176
Accounts receivable	961,581
Prepaid expenses	37,941
Property and equipment	24,608
Capitalizable expenses	5,091
Total tangible assets	1,691,397

Intangible assets acquired:
Intellectual property	134,445
Total intangible assets	134,445

Assumed liabilities:
Accounts payable	528,571
Accrued expenses	222,095
Loans payable	1,071,313
SBA loan payoff	1,426,850
Total assumed liabilities	3,248,829

Net liabilities assumed	(1,422,987)

Goodwill (a.)(b.)	$16,823,655

a.	Goodwill is the excess of the purchase price over the fair value of the underlying net tangible and identifiable intangible assets. In accordance with applicable accounting standards, goodwill is not amortized but instead is tested for impairment at least annually or more frequently if certain indicators are present. Goodwill and intangibles are not deductible for tax purposes.

b.	Goodwill represents expected synergies from the merger of operations and intangible assets that do not qualify for separate recognition. Cerberus and VelocIT are both cybersecurity service providers. The acquisition of VelocIT provided Cerberus potential sales synergies resulting from Cerberus’ access to VelocIT’s current client-base to offer additional services. These items will be assigned a fair value upon the completion of the third-party valuation and are not expected to change significantly.